SHARE BASED COMPENSATION (Schedule of Outstanding and Vested Options) (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Outstanding and Vested Options
Number of shares	3,900,000
Weighted average remaining contractual life	1 year 7 months 6 days
Weighted average exercise price	$ 0.10
Number of shares vested	939,703
Aggregate intrinsic value